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                          Jefferson National Life Insurance Company
                           9920 Corporate Campus Drive, Suite 1000
                                Louisville, Kentucky 40223

                                     May 6, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Jefferson National Life Insurance Company
          Jefferson National Life Annuity Account G
          File No. 333-00373

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, I hereby certify that:

1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 10 to Registrant's registration statement on Form N-4, the most recent amendment to the registration statement; and

2. The text of post-effective amendment no. 10 to the Registrant's registration statement on Form N-4 was filed electronically with the Securities and Exchange Commission on May 1, 2003 (accession number 0001047469-03-016179).

If you have any questions, please call me at (502) 587-3843.

Sincerely,

By: /s/ Craig A. Hawley
Name: Craig A. Hawley
Title: General Counsel